Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party [Abstract]
Disclosure of transactions between related parties	The key management personnel that are principally responsible for the operations of the Partnership are as follows:

Name	Position
Ingvild Sæther	President and Chief Executive Officer, Altera Infrastructure Group Ltd.
Jan Rune Steinsland	Chief Financial Officer, Altera Infrastructure Group Ltd.
Duncan Donaldson	General Counsel, Altera Infrastructure Group Ltd.
During the year ended December 31, 2020, total compensation expenses of these three key management personnel of the Partnership was $2.2 million (December 31, 2019 - $2.0 million).
The Partnership is a party to the following transactions with related parties:
a)As at December 31, 2020, the Partnership had an undrawn balance of $nil (December 31, 2019 - $105.0 million, January 1, 2019 - $nil) relating to an unsecured revolving credit facility, which subsequent to May 8, 2019, was provided solely by Brookfield and prior to May 8, 2019 was provided by Brookfield and Teekay Corporation, and provided for borrowings of up to $125.0 million. In August 2020, the Partnership agreed to amend the existing credit facility with Brookfield, to increase the borrowings available under the unsecured revolving credit facility from $125.0 million to $200.0 million and extend its term from October 1, 2020 to October 31, 2024 and in November 2020 the Partnership agreed to further amend the existing credit facility with Brookfield, to increase the borrowings available under the unsecured revolving credit facility from $200.0 million to $225.0 million. The agreement provides the Partnership the option to defer interest payments of up to $25.0 million until maturity. The Partnership determined that each amendment to the unsecured revolving credit facility was a substantial modification resulting in the derecognition of the original liability and the recognition of the modified arrangement at its fair value. As the interest rate under the new modified facility was deemed to be at below market terms (the interest payments on the revolving credit facility are based on LIBOR plus a margin of 5.00% per annum, with interest payable monthly), based on the Partnership's assessment taken from its public bonds and preferred units, the Partnership determined that Brookfield was acting in its capacity as an equity owner and the $37.1 million decrease between the carrying value of the original facility and the fair value of the modified arrangement was classified as an equity contribution in the Partnership's consolidated statements of changes in equity. The difference between the fair value and the nominal amount of the modified arrangement will be recognized as an adjustment to interest expense over the remaining term of the loan using the effective interest rate method. Any outstanding principal balances are due on the maturity date. The revolving credit facility contains covenants that require the Partnership to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) in an amount equal to the greater of $75.0 million and 5.0% of the Partnership’s total consolidated debt. As at December 31, 2020, the Partnership was in compliance with these covenants. For additional information on the change in the balance of borrowings from related parties, refer to note 28.
b)On July 2, 2018, the Partnership issued, in a U.S. private placement, a total of $700.0 million of five-year senior unsecured bonds that mature in July 2023. The interest payments on the bonds are fixed at a rate 8.50% (see Note 20 for additional information). Brookfield purchased $500.0 million of these bonds and as at December 31, 2020, Brookfield held $411.3 million of these bonds (December 31, 2019 - $423.6 million, January 1, 2019 - $475.0 million), which is included in the non-current portion of borrowings on the Partnership's consolidated statements of financial position.
The Partnership's related party transactions recognized in the consolidated statements of income (loss) were as follows for the periods indicated:

	Year Ended December 31,
	2020 $	2019 $
Revenues(1)	8,079	42,628
Direct operating costs(2)	—	(2,535)
General and administrative expenses(3)	(1,134)	(8,811)
Depreciation and amortization	(209)	—
Interest expense(4)(5)	(43,831)	(46,101)
Realized and unrealized gain (loss) on derivative instruments(6)	—	49,832
Other income (expenses), net(7)	—	(1,949)

(1)Includes revenue from services provided to the Partnership's equity-accounted investments and from time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation, including management fees for ship management services provided by the Partnership to a subsidiary of Teekay Corporation prior to May 8, 2019.
(2)Includes ship management and crew training services provided by Teekay Corporation prior to May 8, 2019.
(3)Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and for reimbursements to Teekay Corporation for costs incurred on the Partnership’s behalf prior to May 8, 2019 and reimbursements to the general partner for costs incurred on the Partnership’s behalf.
(4)Includes interest expense of $35.0 million for the year ended December 31, 2020 (December 31, 2019 - $38.5 million), incurred on a portion of five-year senior unsecured bonds held by Brookfield (see Note 22b for additional information).
(5)Includes interest expense of $7.3 million for the year ended December 31, 2020 (December 31, 2019 - $8.3 million) and a net interest accretion expense of $1.4 million for the year ended December 31, 2020 (December 31, 2019 - interest accretion income of $0.6 million) incurred on the unsecured revolving credit facility provided by Brookfield and, prior to May 8,2019, Teekay Corporation (see Note 22a for additional information).
(6)Relates to unrealized gain (loss) on warrants held by Brookfield and Teekay Corporation prior to May 8, 2019 (see Note 19 for additional information).
(7)Relates to a loss on refinancing of the unsecured revolving credit facility provided by Brookfield during the year ended December 31, 2019.